Initial Public Offering and Issuance of Senior Unsecured Notes	9 Months Ended
Sep. 30, 2014
Initial Public Offering and Issuance of Senior Unsecured Notes [Abstract]
Initial Public Offering and Issuance of Senior Unsecured Notes

2. Initial Public Offering and Issuance of Senior Unsecured Notes

In May 2014, we completed a private offering of $200.0 million in aggregate principal amount of senior unsecured notes due 2022 in reliance on Rule 144A and Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), where we received net proceeds of approximately $193.3 million. The notes carry a coupon of 6.875% per annum and were issued at a price equal to 99.239% of their principal amount. Concurrent with the issuance of the senior unsecured notes, we repaid the then outstanding balance including accrued interest of $99.2 million on our revolving loan agreement.

In June 2014, we completed our initial public offering of 4.0 million shares of common stock, $0.01 par value, at a per share price of $23.00, where we received net proceeds to the Company of approximately $81.9 million.